CASH AND CASH EQUIVALENTS (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH AND CASH EQUIVALENTS
Cash	$ 552,062	$ 203,931
Bank balances	119,335,228	108,486,568
Other fixed rate instruments	183,796,393	182,991,488
Cash and cash equivalents	303,683,683	291,681,987	$ 304,312,020	$ 309,530,699
USD
CASH AND CASH EQUIVALENTS
Cash and cash equivalents	9,462,829	14,266,343
EUR
CASH AND CASH EQUIVALENTS
Cash and cash equivalents	437,604	870,613
ARS
CASH AND CASH EQUIVALENTS
Cash and cash equivalents	18,340,987	29,215,288
CLP
CASH AND CASH EQUIVALENTS
Cash and cash equivalents	140,758,085	138,205,025
PYG
CASH AND CASH EQUIVALENTS
Cash and cash equivalents	38,469,449	39,201,097
BRL
CASH AND CASH EQUIVALENTS
Cash and cash equivalents	$ 96,214,729	$ 69,923,621